Lease Arrangements - Right of Use Assets - Cost, Accumulated Depreciation and Carrying Amount (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 727,866
Ending balance	462,550	$ 727,866
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	727,866
Ending balance	462,550	727,866
Buildings | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	882,670
Additions		882,670
Ending balance	882,670	882,670
Buildings | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(154,804)
Charge for the year	(265,316)	(154,804)
Ending balance	$ (420,120)	$ (154,804)